Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Long-term debt and short-term borrowings
Long-term Debt, Total	$ 2,200	$ 2,197
Less current maturities	(552)	(3)
Long-term debt	1,648	2,194
Revolving Credit Facility, maturing 2013 [Member]
Long-term debt and short-term borrowings
Credit Agreement
Senior Notes, interest at 6.25%, maturing 2013 [Member]
Long-term debt and short-term borrowings
Senior Notes	500	500
Senior Notes, interest at 7.875%, maturing 2014 [Member]
Long-term debt and short-term borrowings
Senior Notes	498	497
Senior Notes interest at 7.375%, maturing 2015 [Member]
Long-term debt and short-term borrowings
Senior Notes	450	450
Senior Notes, interest at 6.75%, maturing 2018 [Member]
Long-term debt and short-term borrowings
Senior Notes	400	400
Senior Notes, interest at 7.15%, maturing 2019 [Member]
Long-term debt and short-term borrowings
Senior Notes	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]
Long-term debt and short-term borrowings
Long-term debt	$ 107	$ 105